As filed with the Securities and Exchange Commission on March 15, 2016
1933 Act File No. 333-184477
1940 Act File No. 811-22761
U.S. SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☒
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	30	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☒
Amendment No.	32	☒

(Check appropriate box or boxes.)

STONE RIDGE TRUST
 (Exact Name of Registrant as Specified in Charter)
510 Madison Avenue, 21st Floor
New York, New York 10022
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code:
 855-609-3680

Stone Ridge Trust
510 Madison Avenue, 21st Floor
New York, New York 10022
(Name and Address of Agent for Service)

Copies of Communication To:
Elizabeth J. Reza
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199

It is proposed that this filing will become effective (check appropriate box):
☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment (“PEA”) No. 30 to the Registration Statement of Stone Ridge Trust (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 28, filed on Form N-1A filed on February 26, 2016, which designated February 27, 2016 as the date on which PEA No. 28 was to become effective.  This PEA No. 30 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 28 to the Trust’s Registration Statement.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 30 meets all of the requirements for effectiveness under Rule 485(b) and it has duly caused this Post Effective Amendment No. 30 to the Registration Statement of Stone Ridge Trust (related to Stone Ridge Reinsurance Risk Premium Fund and Stone Ridge High Yield Reinsurance Risk Premium Fund) to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 15th day of March, 2016.

STONE RIDGE TRUST By: /s/ Patrick Kelly Patrick Kelly, Treasurer and Principal Financial Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
*	Trustee, President (Principal Executive Officer)	March 15, 2016
Ross Stevens
/s/ Patrick Kelly	Treasurer (Principal Financial Officer)	March 15, 2016
Patrick Kelly
*	Trustee	March 15, 2016
Daniel Charney
*	Trustee	March 15, 2016
Jeffery Ekberg

* Power of Attorney

By: /s/ Patrick Kelly
Patrick Kelly
Attorney in Fact

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE